Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2022
Parent Company Only Condensed Financial Information
Parent Company Only Condensed Financial Information

23. Parent Company Only Condensed Financial Information

Basis of presentation

The condensed financial information of Missfresh Limited has been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04, using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Company used equity method to account for the investment in its subsidiaries.

For the Company only condensed financial information, the Company records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures.

Such investments are presented on the condensed balance sheets as “investments in subsidiaries” and shares in the subsidiaries’ loss are presented as “equity in loss of subsidiaries” in the condensed statements of operations and comprehensive loss. The parent company only condensed financial information should be read in conjunction with the Group’ consolidated financial statements.

The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Group.

The Company did not have significant capital and other commitments, or guarantees as of December 31, 2021 and 2022.

Balance Sheets

	As of December 31,
	2021	2022	2022
			US$
	RMB	RMB	Note(e)
Assets
Current assets
Cash and cash equivalents	18,206	38	6
Short term investments	115,001	—	—
Prepayments and other current assets	58,017	1,958	284
Total current assets	191,224	1,996	290
Other non-current assets	262	—	—
Total assets	191,486	1,996	290

Liabilities
Current liabilities
Accrued expenses and other current liabilities	34,870	43,710	6,337
Convertible note and loan	—	—	—
Total current liabilities	34,870	43,710	6,337
Investment deficit in subsidiaries and consolidated VIEs	301,161	1,483,434	215,079
Other non-current liability	24,930	27,858	4,039
Total liabilities	360,962	1,555,002	225,455

23. Parent Company Only Condensed Financial Information (Continued)

Balance Sheets (Continued)

	As of December 31,
	2021	2022	2022
			US$
	RMB	RMB	Note2(e)
Shareholders’ deficit
Class A Ordinary shares (US $0.0001 par value; 200,000,000 and 200,000,000 shares authorized as of December 31, 2021 and 2022, respectively; 86,383,174 and 86,383,174 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	59	59	9
Class B Ordinary shares (US$ 0.0001 par value, 4,700,000,000 and 4,700,000,000 shares authorized as of December 31, 2021 and 2022, respectively; 619,971,303 and 620,725,823shares issued and outstanding as of December 31, 2021 and 2022, respectively)	389	389	61
Additional paid-in capital	13,434,494	13,528,796	1,961,491
Accumulated deficit	(13,532,814)	(15,043,695)	(2,181,132)
Accumulated other comprehensive loss	(71,602)	(38,555)	(5,594)
Total shareholders’ deficit	(169,474)	(1,553,006)	(225,165)

Total liabilities, mezzanine equity and shareholders’ deficit	191,486	1,996	290

23. Parent Company Only Condensed Financial Information (Continued)

Statements of operations

	For the year ended December 31,
	2020	2021	2022	2022
				US$
	RMB	RMB	RMB	Note 2(e)

Operating expenses
Sales and marketing expenses	—	(1,506)	(1,154)	(167)
General and administrative	(3,642)	(14,799)	(33,153)	(4,807)
Loss from operations	(3,642)	(16,305)	(34,307)	(4,974)
Share of loss of subsidiaries and consolidated VIEs	(1,647,290)	(4,191,291)	(1,300,218)	(188,515)
Interest income/(expense), net	(11,276)	(9,214)	8	1
Change in fair value of option and embedded conversion feature	5,216	79,386	—	—
Investment income/(loss), net	—	—	(150,393)	(21,805)
Other income/ (expense), net	1,068	(7,862)	(25,971)	(3,765)
Loss before income tax expenses	(1,655,924)	(4,145,286)	(1,510,881)	(219,058)
Income tax expense	—	—	—	—
Net loss	(1,655,924)	(4,145,286)	(1,510,881)	(219,058)
Accretion of convertible redeemable preferred shares to redemption value	(508,321)	(313,680)	—	—
Net loss attributable to ordinary shareholders of Missfresh Limited	(2,164,245)	(4,458,966)	(1,510,881)	(219,058)

23. Parent Company Only Condensed Financial Information (Continued)

Statements of Cash Flows

	For the year ended December 31,
	2020	2021	2022	2022
				US$
	RMB	RMB	RMB	Note 2(e)

Net Cash provided by/ (used in) Operating Activities	9,489	(10,440)	(13,428)	(1,947)

Prepayments and investments in subsidiaries and consolidated VIEs	(1,226,420)	(3,678,724)	—	—
Purchase of short-term investments	—	(115,146)	—	—
Maturity of short-term investment	—	—	(3,989)	(578)
Net Cash used in Investing Activities	(1,226,420)	(3,793,870)	(3,989)	(578)

Proceeds from issuance of convertible redeemable preferred shares, net	1,136,109	2,246,824
Proceeds from issuance of convertible note and loan	278,870	—	—	—
Proceeds from issuance of ordinary shares, net of issuance costs	—	1,621,154	—	—
Repayment of convertible note and loan	—	(259,020)	—	—
Net Cash provided by Financing Activities	1,414,979	3,608,958	—	—

Effect of exchange rate changes on cash and cash equivalents	(97,078)	4,675	(751)	(109)

Net increase/ (decrease) in cash and cash equivalents	100,970	(190,677)	(18,168)	(2,634)
Cash and cash equivalents at the beginning of the year	107,913	208,883	18,206	2,640
Cash and cash equivalents at the end of the year	208,883	18,206	38	6